CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 04, 2020		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Issuance of Class B common stock to Sponsor	$ 288	24,712	0	$ 25,000
Issuance of Class B common stock to Sponsor (in shares)	2,875,000
Net income (loss)		0	(5,476)	(5,476)
Balance at the end at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the end (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Accretion for Class A common stock to redemption amount		(313,212)	(7,606,206)	(7,919,418)
Cash paid in excess of fair value of private warrants		288,400	0	288,400
Issuance of Representative Warrants		100	0	100
Net income (loss)		0	3,853,881	3,853,881
Balance at the end at Mar. 31, 2021	$ 288	0	(3,757,801)	(3,757,513)
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				3,089,413
Balance at the end at Sep. 30, 2021	$ 288	0	(4,522,269)	(4,521,981)
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Accretion for Class A common stock to redemption amount		(313,212)	(7,606,206)	(7,919,418)
Cash paid in excess of fair value of private warrants		288,400	0	288,400
Issuance of Representative Warrants		100	0	100
Net income (loss)		0	3,244,206	3,244,206
Balance at the end at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Balance at the beginning at Mar. 31, 2021	$ 288	0	(3,757,801)	(3,757,513)
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	(1,805,971)	(1,805,971)
Balance at the end at Jun. 30, 2021	288	0	(5,563,772)	(5,563,484)
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	1,041,503	1,041,503
Balance at the end at Sep. 30, 2021	288	0	(4,522,269)	(4,521,981)
Balance at the beginning at Dec. 31, 2021	288	0	(4,367,476)	(4,367,188)
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	1,122,187	1,122,187
Balance at the end at Mar. 31, 2022	288	0	(3,245,289)	(3,245,001)
Balance at the beginning at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				1,690,242
Balance at the end at Sep. 30, 2022	$ 288	0	(2,938,708)	(2,938,420)
Balance at the beginning at Mar. 31, 2022	288	0	(3,245,289)	(3,245,001)
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	858,549	858,549
Balance at the end at Jun. 30, 2022	288	0	(2,386,740)	(2,386,452)
Increase (Decrease) in Stockholders' Equity
Accretion for Class A common stock to redemption amount		0	(261,474)	(261,474)
Net income (loss)		0	(290,494)	(290,494)
Balance at the end at Sep. 30, 2022	$ 288	$ 0	$ (2,938,708)	$ (2,938,420)